Income taxes (Tables) - Exascale Labs Inc [Member]	18 Months Ended
Jun. 30, 2026
Schedule of effective tax rate reconciliation

	For the Years Ended June 30,
	2025	2026
US Statutory income tax rate	21.0%	21.0%
State income tax	8.7%	2.3%
Tax differences from other jurisdictions	-	(0.4)%
R&D expense super deduction		(2.7)%
Change in fair value of simple agreements for future equity	(17.9)%	(9.0)%
Change in valuation allowance	(11.8)%	(11.2)%
Effective income tax rate	-	-

Schedule of deferred tax assets liabilities

	As of June 30,
	2025	2026
Deferred tax assets
Net operating loss carry forward	$1,652,998	$2,679,040
R&D expense super deduction	-	322,388
Bad provision	-	7,985
Total deferred tax assets	1,652,998	3,009,413
Less: valuation allowance	(1,652,998)	(3,009,413)
Total deferred tax assets, net	$-	$-

Schedule of valuation allowance

	For the Years Ended June 30,
	2025	2026
Balance at the beginning of the year	$(748,679)	$(1,652,998)
Additions	(904,319)	(1,356,415)
Balance at the end of the year	$(1,652,998)	$(3,009,413)